Summary of Significant Accounting Policies (Details) $ / shares in Units, ¥ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 05, 2025 USD ($)	Mar. 05, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 JPY (¥)	Apr. 16, 2024 USD ($)	Apr. 16, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit		$ 76,000	$ 70,000				¥ 500,000	¥ 10
Cash balances in bank accounts		76,000						¥ 10
Security deposit		220,261
Notes receivable		254,092
Allowance for credit losses of notes receivable
Allowance for credit losses		367,577	375,975	$ 361,014
Inventory valuation allowance
Allowance for uncollectible advance to vendors
Allowance for uncollectible balances		3,468	3,565
Deposit		220,261	96,125				1,607,754				¥ 682,476
Bank acceptance notes		733,996	103,943		$ 450,019	¥ 3,284,826	¥ 5,357,655		$ 103,943	¥ 737,988	¥ 737,988
Warranty holdback		624,633	384,837
Accounts receivable		9,633,289	8,708,075
Advance from customers		$ 1,403,628	943,348
Lease term		1 year					1 year	1 year
Government grants		$ 20,846	$ 486,562	$ 119,346
(Loss) earning per share, basic (in Dollars per share) | $ / shares	[1]	$ (0.1)	$ 0.47	$ 0.19
Net income per share diluted (in Dollars per share) | $ / shares	[1]	$ (0.1)	$ 0.47	$ 0.19
Statutory income tax rate		25.00%	25.00%	25.00%
Income tax rate		15.00%		15.00%
Taxes			$ 140,305	$ 109,750
Number of reportable segment		1
Cash		$ 3,102,865	2,739,530	$ 1,361,728
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Notes payable bank security percentage		50.00%
Security deposit			11,004
Restricted cash percentage		50.00%
Percentage of contract price held back		3.00%
Percentage of value added tax		6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Notes payable bank security percentage		100.00%
Security deposit			96,125
Restricted cash percentage		100.00%
Percentage of contract price held back		10.00%
Percentage of value added tax		13.00%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash at bank		$ 1,211,701
Statutory income tax rate		20.00%
Income tax rate		50.00%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate		16.50%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit		$ 1,147,701	$ 1,086,796
(Loss) earning per share, basic (in Dollars per share) | $ / shares			$ 0.03	$ 0.02
Net income per share diluted (in Dollars per share) | $ / shares			$ 0.03	$ 0.02
Income tax rate		25.00%
Cash		$ 1,851,830	$ 1,240,178
Supplier One [Member] | Customer Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.00%	14.50%	13.80%
Supplier One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		18.00%	33.00%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.00%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		16.70%	10.80%
Suppliers Three [Member] | Customer Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.50%
Customers One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		28.70%	22.60%	24.40%
Customers One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		13.80%	16.00%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		14.90%		12.70%
Customers Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.20%	13.62%
Customers Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.70%		11.50%
Customers Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		11.10%	11.20%
Customers Four [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%
Customers Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%
Financial Stability Department (“FSD”) [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit		$ 70,000					¥ 500,000
Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit		$ 1,286,504	$ 1,485,064
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
(Loss) earning per share, basic (in Dollars per share) | $ / shares			$ 0.02	$ 0.01
Net income per share diluted (in Dollars per share) | $ / shares			$ 0.02	$ 0.01

[1]	Share and per share data are presented on a retroactive basis to reflect the reorganization and the forward split at a ratio of 1-for-4, with effective date of July 15, 2024.